Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (78,946)	$ (120,935)	$ (94,158)	$ (139,970)
Unrealized gain (loss) from marketable securities	598	(215)	867	(120)
Foreign currency translation (loss) gain	(131)	(35)	(106)	(139)
Other comprehensive income (loss)	467	(250)	761	(259)
Comprehensive loss	(78,479)	(121,185)	(93,397)	(140,229)
Comprehensive loss attributable to stockholders of Frontline Ltd.	(77,763)	(120,527)	(89,554)	(139,291)
Comprehensive loss attributable to noncontrolling interest	$ (716)	$ (658)	$ (3,843)	$ (938)